Commitments	12 Months Ended
Dec. 31, 2021
Disclosure Of Commitments [Abstract]
Commitments	COMMITMENTSObligations under the terms of subcontracting agreements
The Group enters into contracts for its business needs with clinical research organizations (CROs) for clinical trials, as well as with Contract Manufacturing Organizations (CMOs) for clinical and commercial supply manufacturing, commercial and pre-commercial activities, research and development activities and other services and products for operating purposes.  The Group’s agreements generally provide for termination with specified periods of advance notice.
Such agreements are generally cancellable contracts and not included in the description of the Group’s contractual obligations and commitments.
Obligations under the terms of license and collaboration agreements
The Company has entered into a licensing agreement with Genoscience Pharma whereby we are obligated to pay royalties and milestone payments based on future events that are uncertain and therefore they constitute contingent liabilities not recognized in the Company's consolidated financial statements for the period ending December 31, 2021.
Obligations under the terms of lease agreements
The Company has guaranteed its rental payment obligation under the lease agreement for the headquarters in Loos, France in the amount of €600 at December 31, 2021, €600 at December 31, 2020, and €542 at December 31, 2019.